Subsequent Events (Details) (USD $)		1 Months Ended			1 Months Ended
	Dec. 31, 2011 E-House Ordinary Shares	Apr. 30, 2012 Merger agreement E-House CRIC	Apr. 19, 2012 Merger agreement E-House CRIC	Apr. 19, 2012 Merger agreement E-House Ordinary Shares CRIC	Mar. 31, 2012 Merger agreement Youku Tudou	Mar. 12, 2012 Merger agreement Youku Tudou
Subsequent Events
Percentage of stock-for-stock transaction under merger					100.00%
Ordinary shares exchange ratio (in shares)						7.177
Percentage of ownership of subsidiary		100.00%
Ordinary shares exchange ratio (in shares)	0.60			0.6
Cash consideration			$ 1.75